RISKS ASSOCIATED WITH TORM'S ACTIVITIES - Narrative (Details) kr in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) $ / kr company item customer bank T	Dec. 31, 2023 DKK (kr) $ / kr company item customer T	Dec. 31, 2022 USD ($) customer T	Dec. 31, 2021 USD ($) customer T	Sep. 01, 2023 USD ($)
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Freight earnings	$ 29,152
Earnings days in next fiscal year covered by current contracts (in percent)	11.30%	11.30%	3.70%	9.90%
Possible decrease in freight rates (in USD per day)	$ 1,000
Cost of fuel and oil consumed as a total of voyage costs (in percent)	66.60%	66.60%	61.30%	56.40%
Total bunker exposure ( in ton) | T	415,436
Possible increase in bunker prices (in percent)	10.00%
Number of P&I clubs | item	2	2
Aggregate insured value of hull and machinery and interest for TORM's owned vessels	$ 2,340,000,000		$ 2,800,000,000	$ 2,100,000,000
Number of major customers | customer	1	1	1	1
Average collection of demurrage claims (in percent)	98.60%	98.60%	98.60%	97.00%
Demurrage as a portion of total revenue (in percent)	16.00%	16.00%	14.00%	18.00%
Portion of forward freight agreements (FFAs) and fuel swaps (in percent)	100.00%	100.00%	100.00%	100.00%
Portion of expenses denominated in currencies other than USD (in percent)	60.20%	60.20%	81.40%	86.00%
Portion of operating expenses denominated in currencies other than USD (in percent)	21.60%	21.60%	19.80%	21.30%
Estimated administrative and operating expenses in currencies other than reporting currency in next fiscal year | kr		kr 476.1
Lease liabilities	$ 521,600,000		$ 480,000,000.0	$ 424,000,000.0
Nominal amount of hedging instruments in hedging relationships to which amendments for interest rate benchmark reform are not applied					$ 95,300,000
Loan portfolio spread | bank	13
Cash and cash equivalents incl. restricted cash	$ 295,628,000		323,803,000	171,733,000
Undrawn and committed credit facilities	342,500,000		92,600,000	38,200,000
Forward freight agreements
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Derivative notional contract value sold during the year	213,900,000		58,300,000	44,200,000
Derivative notional contract value bought during the year	$ 0		$ 92,300,000	$ 110,300,000
Notional contract volume of derivatives sold during the year (in ton) | T	5,400,000	5,400,000	2,310,000	2,410,000
Notional contract volume of derivatives bought during the year (in ton) | T	0	0	2,592,000	5,962,000
Operating segment
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Carrying value	$ 2,170,300,000		$ 1,865,300,000
Cash and cash equivalents incl. restricted cash	295,600,000		323,800,000
Operating segment | Tanker segment
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Carrying value	2,175,900,000		1,870,300,000
Cash and cash equivalents incl. restricted cash	$ 290,700,000		$ 321,400,000
Customer one | Operating segment | Tanker segment
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Portion of entity's revenue (in percent)	8.00%	8.00%	12.00%
Fixed interest rate
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Lease liabilities	$ 923,000,000.0
Cash flow hedges
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Freight earnings hedged (in percent)	12.60%	12.60%	12.80%	31.50%
Physical time charter contracts accounted for overall hedging (in percent)	8.50%	8.50%	46.10%	35.70%
Bunker consumption hedged (in percent)	17.70%	17.70%	15.20%	42.10%
Estimated bunker requirements in next fiscal year hedged (in percent)	5.00%		0.00%	4.10%
Portion of estimated administrative and operating expenses in next fiscal year currently hedged (in percent)	68.30%	68.30%	68.90%	70.30%
Portion of debt hedged with interest rate swaps (in percent)	86.90%	86.90%	94.60%	84.90%
Cash flow hedges | Fixed interest rate
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Lease liabilities	$ 550,300,000
Vessels
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Carrying value	2,070,000,000		$ 1,856,000,000	$ 1,937,800,000
Market value of fleet	$ 3,080,900,000		2,650,300,000	$ 1,869,500,000
Currency risk | Cash flow hedges
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Average hedge (in USD per DKK) | $ / kr	6.77	6.77
Bottom of range
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Number of companies to diversify risk | company	14	14
Bottom of range | Cargo contracts and time charter agreements
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Coverage period under agreement	6 months	6 months
Bottom of range | Forward freight agreements
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Coverage period under agreement	0 months	0 months
Bottom of range | Customer one | Operating segment | Tanker segment
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Portion of entity's revenue (in percent)				15.00%
Top of range
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Number of companies to diversify risk | company	16	16
Top of range | Cargo contracts and time charter agreements
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Coverage period under agreement	36 months	36 months
Top of range | Forward freight agreements
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Coverage period under agreement	24 months	24 months
Right-of-use lease liabilities
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Lease liabilities	$ 6,600,000		5,000,000.0	$ 5,600,000
Right-of-use lease liabilities | Interest rate risk | Cash flow hedges
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Borrowings, interest rate	1.45%
Other credit facilities
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Undrawn and committed credit facilities	$ 342,500,000		$ 93,000,000	$ 38,000,000